Note 3 - Business Segments and Sales of Products (Details Textual) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($) Segment	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Segment Reporting [Line Items]
Derivative, Loss, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification, after Tax		Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification and Tax, Parent	Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification and Tax, Parent	Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification and Tax, Parent
Derivative, loss on derivative	$ 10.2	$ 5.1	$ 29.6	$ 1.3	$ 19.7
Number of reportable segments | Segment	3		3
Keno Hill [Member]
Segment Reporting [Line Items]
Revenues	$ 1.7	$ 1.0